Unaudited Interim Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	United Maritime Corporation	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024	$ 0	$ 1	$ 39,176	$ (4)	$ 20,915	$ 60,088	$ 0	$ 60,088
Balance (in shares) at Dec. 31, 2024	40,000	8,844,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock and participating non vested restricted stock awards (Note 12)	$ 0	$ 0	0	0	(180)	(180)	0	(180)
Stock based compensation (Note 16)	0	$ 0	308	0	0	308	0	308
Stock based compensation (Note 16) (in shares)		360,000
Foreign currency translation differences	0	$ 0	0	10	0	10	2	12
Acquisition of RGI (Note 9)	0	0	0	0	0	0	3,552	3,552
Net income / (loss)	0	0	0	0	(3,501)	(3,501)	(6)	(3,507)
Balance at Jun. 30, 2025	$ 0	$ 1	39,484	6	17,234	56,725	3,548	60,273
Balance (in shares) at Jun. 30, 2025	40,000	9,204,267
Balance at Dec. 31, 2025	$ 0	$ 1	39,455	7	13,453	52,916	3,550	56,466
Balance (in shares) at Dec. 31, 2025	40,000	9,083,645
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (Note 12)	$ 0	$ 0	(17)	0	0	(17)	0	$ (17)
Repurchase of common stock (Note 12) (in shares)		(9,506)						(9,506)
Dividends on common stock and participating non vested restricted stock awards (Note 12)	0	$ 0	0	0	(1,908)	(1,908)	0	$ (1,908)
Dividends to non-controlling shareholders of subsidiary (Note 9)	0	0	0	0	0	0	(2,799)	(2,799)
Stock based compensation (Note 16)	0	$ 0	591	0	0	591	0	591
Stock based compensation (Note 16) (in shares)		464,000
Foreign currency translation differences	0	$ 0	0	(72)	0	(72)	(13)	(85)
Net income / (loss)	0	0	0	0	950	950	71	1,021
Balance at Jun. 30, 2026	$ 0	$ 1	$ 40,029	$ (65)	$ 12,495	$ 52,460	$ 809	$ 53,269
Balance (in shares) at Jun. 30, 2026	40,000	9,538,139